Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2023	Mar. 31, 2023
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		¥ 237
One year ago (Gross write-offs)		2,190
Two years ago (Gross write-offs)		1,596
Three years ago (Gross write-offs)		490
Four years ago (Gross write-offs)		560
Prior (Gross write-offs)		9,005
Total financing receivables		4,933,639	¥ 4,743,956
Total financing receivables (Gross write-offs)		14,078
Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		782,141	1,171,744
One year ago		906,426	804,937
Two years ago		716,300	551,251
Three years ago		488,689	636,069
Four years ago		588,520	450,935
Prior		1,208,980	903,567
Total financing receivables		4,691,056	4,518,503
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		9,553	13,910
One year ago		14,100	9,578
Two years ago		17,098	10,431
Three years ago		10,103	9,258
Four years ago		11,403	7,790
Prior		48,916	42,641
Total financing receivables		111,173	93,608
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		136
One year ago (Gross write-offs)		1,770
Two years ago (Gross write-offs)		736
Three years ago (Gross write-offs)		154
Four years ago (Gross write-offs)		103
Prior (Gross write-offs)		175
Total financing receivables		2,296,276	2,299,307
Total financing receivables (Gross write-offs)		3,074
Consumer borrowers | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		144
Total financing receivables		2,042,588	2,056,959
Total financing receivables (Gross write-offs)		144
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	[1]	136
One year ago (Gross write-offs)	[1]	1,770
Two years ago (Gross write-offs)	[1]	736
Three years ago (Gross write-offs)	[1]	154
Four years ago (Gross write-offs)	[1]	103
Prior (Gross write-offs)	[1]	31
Total financing receivables		80,546	70,713
Total financing receivables (Gross write-offs)	[1]	2,930
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		187,132	300,198
One year ago		228,270	200,041
Two years ago		186,944	281,872
Three years ago		268,576	360,726
Four years ago		349,046	293,297
Prior		865,427	656,584
Total financing receivables		2,085,395	2,092,718
Consumer borrowers | Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		167,178	266,663
One year ago		201,748	190,076
Two years ago		179,433	279,690
Three years ago		267,260	359,321
Four years ago		348,336	292,388
Prior		864,500	655,811
Total financing receivables		2,028,455	2,043,949
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	19,954	33,535
One year ago	[1]	26,522	9,965
Two years ago	[1]	7,511	2,182
Three years ago	[1]	1,316	1,405
Four years ago	[1]	710	909
Prior	[1]	927	773
Total financing receivables	[1]	56,940	48,769
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		6,438	10,896
One year ago		9,147	5,259
Two years ago		4,076	3,140
Three years ago		2,918	2,257
Four years ago		1,803	1,078
Prior		13,357	12,324
Total financing receivables		37,739	34,954
Consumer borrowers | Non-Performing | Consumer - Real Estate Loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		4	17
One year ago		53	81
Two years ago		254	378
Three years ago		792	474
Four years ago		479	239
Prior		12,551	11,821
Total financing receivables		14,133	13,010
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	6,434	10,879
One year ago	[1]	9,094	5,178
Two years ago	[1]	3,822	2,762
Three years ago	[1]	2,126	1,783
Four years ago	[1]	1,324	839
Prior	[1]	806	503
Total financing receivables	[1]	23,606	21,944
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		101
One year ago (Gross write-offs)		4
Two years ago (Gross write-offs)		225
Three years ago (Gross write-offs)		73
Four years ago (Gross write-offs)		112
Prior (Gross write-offs)		1,643
Total financing receivables		1,471,574	1,357,086
Total financing receivables (Gross write-offs)		2,158
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables		103,685	124,499
Total financing receivables (Gross write-offs)		0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables		43,350	38,654
Total financing receivables (Gross write-offs)		0
Corporate borrowers | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		4
Prior (Gross write-offs)		0
Total financing receivables		320,155	296,228
Total financing receivables (Gross write-offs)		4
Corporate borrowers | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables		59,825	79,645
Total financing receivables (Gross write-offs)		0
Corporate borrowers | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		1
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		22
Prior (Gross write-offs)		0
Total financing receivables		256,094	160,530
Total financing receivables (Gross write-offs)		23
Corporate borrowers | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		101
One year ago (Gross write-offs)		3
Two years ago (Gross write-offs)		225
Three years ago (Gross write-offs)		73
Four years ago (Gross write-offs)		86
Prior (Gross write-offs)		1,643
Total financing receivables		688,465	657,530
Total financing receivables (Gross write-offs)		2,131
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		309,556	427,902
One year ago		302,774	346,629
Two years ago		320,807	127,984
Three years ago		109,252	171,314
Four years ago		160,645	103,628
Prior		218,685	139,503
Total financing receivables		1,421,719	1,316,960
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		25,529	65,874
One year ago		30,596	17,831
Two years ago		11,504	6,699
Three years ago		6,707	22,384
Four years ago		22,058	4,158
Prior		7,291	7,553
Total financing receivables		103,685	124,499
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	2,901
One year ago		5,734	706
Two years ago		1,800	5,217
Three years ago		147	15,153
Four years ago		19,679	10,595
Prior		12,365	834
Total financing receivables		39,725	35,406
Corporate borrowers | Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		78,728	124,452
One year ago		89,599	43,210
Two years ago		36,194	30,996
Three years ago		26,002	27,022
Four years ago		25,098	22,251
Prior		62,824	46,222
Total financing receivables		318,445	294,153
Corporate borrowers | Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		1,907	34,508
One year ago		18,799	12,639
Two years ago		11,665	9,091
Three years ago		3,604	6,998
Four years ago		4,644	1,627
Prior		3,946	1,165
Total financing receivables		44,565	66,028
Corporate borrowers | Performing | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		139,480	76,764
One year ago		48,159	27,327
Two years ago		22,640	16,743
Three years ago		14,258	17,003
Four years ago		12,861	8,383
Prior		17,647	12,878
Total financing receivables		255,045	159,098
Corporate borrowers | Performing | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		63,912	123,403
One year ago		109,887	244,916
Two years ago		237,004	59,238
Three years ago		58,534	82,754
Four years ago		76,305	56,614
Prior		114,612	70,851
Total financing receivables		660,254	637,776
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		87	257
One year ago		478	793
Two years ago		9,344	5,485
Three years ago		5,509	4,959
Four years ago		7,843	4,624
Prior		26,594	24,008
Total financing receivables		49,855	40,126
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		69	0
Two years ago		0	0
Three years ago		0	0
Four years ago		0	0
Prior		3,556	3,248
Total financing receivables		3,625	3,248
Corporate borrowers | Non-Performing | Real estate companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		3	230
Two years ago		0	0
Three years ago		0	913
Four years ago		834	9
Prior		873	923
Total financing receivables		1,710	2,075
Corporate borrowers | Non-Performing | Real estate companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		18	0
Two years ago		543	741
Three years ago		508	0
Four years ago		1,750	813
Prior		12,441	12,063
Total financing receivables		15,260	13,617
Corporate borrowers | Non-Performing | Commercial, industrial and other companies in Japan | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	125
One year ago		121	80
Two years ago		76	431
Three years ago		208	264
Four years ago		196	133
Prior		448	399
Total financing receivables		1,049	1,432
Corporate borrowers | Non-Performing | Commercial, industrial and other companies in overseas | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		87	132
One year ago		267	483
Two years ago		8,725	4,313
Three years ago		4,793	3,782
Four years ago		5,063	3,669
Prior		9,276	7,375
Total financing receivables		28,211	19,754
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		409
Two years ago (Gross write-offs)		226
Three years ago (Gross write-offs)		29
Four years ago (Gross write-offs)		206
Prior (Gross write-offs)		6,742
Total financing receivables (Gross write-offs)		7,612
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	26
One year ago		27	396
Two years ago		596	0
Three years ago		199	21
Four years ago		69	406
Prior		9,390	10,385
Total financing receivables		10,281	11,234
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	0
Two years ago		0	0
Three years ago		0	0
Four years ago		12	0
Prior		1,109	1,021
Total financing receivables		1,121	1,021
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		7
Two years ago (Gross write-offs)		409
Three years ago (Gross write-offs)		234
Four years ago (Gross write-offs)		139
Prior (Gross write-offs)		445
Total financing receivables		1,165,789	1,087,563
Total financing receivables (Gross write-offs)		1,234
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		5
Two years ago (Gross write-offs)		36
Three years ago (Gross write-offs)		52
Four years ago (Gross write-offs)		80
Prior (Gross write-offs)		327
Total financing receivables		639,433	632,120
Total financing receivables (Gross write-offs)		500
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		2
Two years ago (Gross write-offs)		373
Three years ago (Gross write-offs)		182
Four years ago (Gross write-offs)		59
Prior (Gross write-offs)		118
Total financing receivables		526,356	455,443
Total financing receivables (Gross write-offs)		734
Net investment in leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		282,112	440,421
One year ago		372,170	257,871
Two years ago		207,953	139,306
Three years ago		108,800	103,726
Four years ago		78,472	53,604
Prior		95,566	75,794
Total financing receivables		1,145,073	1,070,722
Net investment in leases | Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		115,467	193,297
One year ago		165,315	136,285
Two years ago		118,882	99,739
Three years ago		83,911	80,542
Four years ago		62,476	44,853
Prior		88,499	72,295
Total financing receivables		634,550	627,011
Net investment in leases | Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		166,645	247,124
One year ago		206,855	121,586
Two years ago		89,071	39,567
Three years ago		24,889	23,184
Four years ago		15,996	8,751
Prior		7,067	3,499
Total financing receivables		510,523	443,711
Net investment in leases | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		3,028	2,757
One year ago		4,475	3,228
Two years ago		3,346	1,806
Three years ago		1,676	2,042
Four years ago		1,745	1,720
Prior		6,446	5,288
Total financing receivables		20,716	16,841
Net investment in leases | Non-Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		24	212
One year ago		380	660
Two years ago		764	658
Three years ago		720	798
Four years ago		742	811
Prior		2,253	1,970
Total financing receivables		4,883	5,109
Net investment in leases | Non-Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		3,004	2,545
One year ago		4,095	2,568
Two years ago		2,582	1,148
Three years ago		956	1,244
Four years ago		1,003	909
Prior		4,193	3,318
Total financing receivables		15,833	11,732
Other financial assets measured at amortized cost
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables (Gross write-offs)		0
Other financial assets measured at amortized cost | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		3,341	3,197
One year ago		3,185	0
Two years ago		0	2,089
Three years ago		1,862	282
Four years ago		288	0
Prior		19,912	21,301
Total financing receivables		28,588	26,869
Other financial assets measured at amortized cost | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	298
Two years ago		332	0
Three years ago		0	0
Four years ago		0	368
Prior		1,410	0
Total financing receivables		¥ 1,742	¥ 666

[1]	Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”